Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues [Abstract]
Total Revenue	$ 3,900,000
Expenses:
Gain (Loss) on Derivative Instruments, Net, Pretax	(544,000)	(453,000)	203,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	474,000	1,703,000	1,782,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(309,000)
Parent Company [Member]
Revenues [Abstract]
Rental Revenue	329,454,000	292,799,000	267,497,000
Tenant recoveries	101,965,000	86,903,000	76,837,000
Other Revenue	6,781,000	3,927,000	13,859,000
Total Revenue	438,200,000	383,629,000	358,193,000
Expenses:
Rental Operations Expense	128,146,000	111,900,000	104,246,000
Depreciation and Amortization	142,319,000	114,788,000	109,007,000
General and administrative	30,966,000	25,901,000	22,455,000
Acquisition related expenses	1,099,000	3,053,000	464,000
Total Expenses	302,530,000	255,642,000	236,172,000
Income from Operations	135,670,000	127,987,000	122,021,000
Equity in net loss of unconsolidated partnerships	(2,489,000)	(1,645,000)	(2,390,000)
Interest expense	(89,181,000)	(86,073,000)	(64,690,000)
Other expense	(1,760,000)	(2,658,000)	3,467,000
Net income	42,240,000	37,611,000	58,408,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	474,000	1,703,000	1,782,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	42,714,000	39,314,000	60,190,000
Net income/loss attributable to noncontrolling interests	(525,000)	(498,000)	(1,468,000)
Net income attributable to the Company/Operating Partnership	42,189,000	38,816,000	58,722,000
Preferred stock dividends/unit distributions	(16,033,000)	(16,963,000)	(16,963,000)
Cost on Redemption of Preferred Stock	(165,000)
Net Income Attributable to Common Stockholders/Unitholders	25,991,000	21,853,000	41,759,000
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 0.19	$ 0.17	$ 0.43
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.00	$ 0.02	$ 0.02
Earnings Per Share, Basic and Diluted	$ 0.19	$ 0.19	$ 0.45
Basic	132,625,915	112,698,704	91,011,123
Weighted Average Number of Shares Outstanding, Diluted	135,609,843	115,718,199	91,851,002
BIOMED REALTY, L.P. [Member]
Revenues [Abstract]
Rental Revenue	329,454,000	292,799,000	267,497,000
Tenant recoveries	101,965,000	86,903,000	76,837,000
Other Revenue	6,781,000	3,927,000	13,859,000
Total Revenue	438,200,000	383,629,000	358,193,000
Expenses:
Rental Operations Expense	128,146,000	111,900,000	104,246,000
Depreciation and Amortization	142,319,000	114,788,000	109,007,000
General and administrative	30,966,000	25,901,000	22,455,000
Acquisition related expenses	1,099,000	3,053,000	464,000
Total Expenses	302,530,000	255,642,000	236,172,000
Income from Operations	135,670,000	127,987,000	122,021,000
Equity in net loss of unconsolidated partnerships	(2,489,000)	(1,645,000)	(2,390,000)
Interest expense	(89,181,000)	(86,073,000)	(64,690,000)
Other expense	(1,760,000)	(2,658,000)	3,467,000
Net income	42,240,000	37,611,000	58,408,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	474,000	1,703,000	1,782,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	42,714,000	39,314,000	60,190,000
Net income/loss attributable to noncontrolling interests	44,000	48,000	64,000
Net income attributable to the Company/Operating Partnership	42,758,000	39,362,000	60,254,000
Preferred stock dividends/unit distributions	(16,033,000)	(16,963,000)	(16,963,000)
Cost on Redemption of Preferred Stock	(165,000)
Net Income Attributable to Common Stockholders/Unitholders	$ 26,560,000	$ 22,399,000	$ 43,291,000
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 0.19	$ 0.17	$ 0.43
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.00	$ 0.02	$ 0.02
Earnings Per Share, Basic and Diluted	$ 0.19	$ 0.19	$ 0.45
Basic	135,549,934	115,572,569	94,005,382
Weighted Average Number of Shares Outstanding, Diluted	135,549,934	115,572,569	94,005,382